Bonus Programs - Additional Information (Detail) - MXN ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of bonus	50.00%
Percentage of annual bonus	50.00%
Compensation expense	$ 351	$ 468	$ 463
Fair value of shares held by trust	673	712
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of economic value added	70.00%
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of economic value added	30.00%